Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 9,878,482	$ 9,032,440
Capitalization of research and development expenses	1,516,763	1,806,909
Stock option expense	883,261	541,476
Warrant expense	465,230	465,230
Accrued expenses	101,337	50,797
Depreciation and amortization	(2,463)	(2,796)
Research and development tax credit	1,377,283	1,170,784
Valuation allowance	(14,219,893)	(13,064,840)
Net deferred tax asset